Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Taxation
Deferred tax asset			$ 41
Unrecognized deferred tax asset resulting from loss carryforward	$ 1,527	$ 1,440